INVESTMENTS, DEBT AND DERIVATIVES - Other Investments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Current financial assets at amortised cost	$ 54
Pakistan
Disclosure of financial assets [line items]
Non-current financial assets measured at fair value through other comprehensive income	21
Bangladesh
Disclosure of financial assets [line items]
Non-current financial assets measured at fair value through other comprehensive income	$ 37